RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest income (expense), net	$ (351)	$ (353)	$ (699)	$ (717)
Parent company
Disclosure of transactions between related parties [line items]
Current borrowings	427		427		$ 300
Interest income (expense), net	2		4
Base management fee expense	23	16	41	32
Dividends recognised as distributions to owners	$ 79	$ 0	$ 79	$ 0
Parent company | LIBOR or bankers' acceptance rate
Disclosure of transactions between related parties [line items]
Basis spread on variable rate	1.50%		1.50%